COLT 2022-9 ABS-15G

Exhibit 99.5

Data Compare (Non-Ignored)

Run Date - 11/9/2022 4:51:14 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Dummy ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
217682531	XXXX	XXXX	4350100457		Representative FICO		[redacted]	Verified	[redacted]
217682531	XXXX	XXXX	4350100457		Occupancy	[redacted]	[redacted]	Verified	Field Value reflects Occupancy per the Final Loan Application
218359466	XXXX	XXXX	4350100456		Occupancy	[redacted]	[redacted]	Verified	Field Value reflects Occupancy per the Final Loan Application
218359466	XXXX	XXXX	4350100456		Margin	[redacted]		Verified	30 Yr Fixed